PROPERTY, EQUIPMENT AND SOFTWARE	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE

8. PROPERTY, EQUIPMENT AND SOFTWARE

As of June 30, 2024 and December 31, 2023, property, equipment and software consist of:

	June 30, 2024	December 31, 2023
	(Unaudited)
Office buildings	$3,847,210	$4,300,780
Electronic equipment, furniture and fixtures	4,079,302	3,281,359
Media display equipment	908,337	1,081,589
Purchased software	7,207,537	7,185,219
Total	16,042,386	15,848,947
Less: accumulated depreciation	(9,911,623)	(9,171,463)
Property, equipment and software, net	$6,130,763	$6,677,484

Depreciation expenses for the six months ended June 30, 2024 and 2023 were approximately $1.1 million and $1.3 million for continuing operations, and -0- million and $0.2 million for discontinued operations, respectively.

Management regularly evaluates property, equipment and software for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, equipment and software exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, equipment and software.

Company’s office buildings, with net carrying value of approximately $2.4 million, are used as collateral for its short-term bank loan.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS